FUNDING DEBTS	12 Months Ended
Dec. 31, 2017
Funding Debts obligations
FUNDING DEBTS
FUNDING DEBTS

9. FUNDING DEBTS

The following table summarizes the Group’s outstanding Funding Debts as of December 31, 2016 and 2017, respectively:

	As of December 31,
	2016	2017
	(RMB in thousands)
Short-term:
Liabilities to Individual Investors—Juzi Licai	5,537,031	9,627,850
Liabilities to Institutional Funding Partners	1,275,643	897,284
Asset-backed securitized debts	155,814	—

Total short-term Funding Debts	6,968,488	10,525,134

Long-term:
Liabilities to Individual Investors—Juzi Licai	—	157,321
Liabilities to Institutional Funding Partners	21,014	9,308

Total long-term Funding Debts	21,014	166,629

For the years ended December 31, 2015, 2016 and 2017, the following significant activities took place related to the Group’s funding sources:

Liabilities to Individual Investors—Juzi Licai

The Group finances its financing receivables using the proceeds from Individual Investors on Juzi Licai by offering various investment programs. As of December 31, 2016, the terms of those programs were all within 12 months with weighted average interest rates of 8.3%. As of December 31, 2017, the terms of those programs were all within 24 months with weighted average interest rates of 7.6%. As of December 31, 2016 and 2017, Individual Investors on Juzi Licai funded an aggregate amount of RMB5,331.1 million and RMB9,253.4 million in outstanding financing receivables originated by the Group, respectively.

Liabilities to Institutional Funding Partners

The Group also finances the financing receivables using the proceeds from Institutional Funding Partners, including partnering peer-to-peer lending platforms and other financial institutions. As part of the arrangement with each of them, the Group and Institutional Funding Partners typically agree on an aggregated amount of funds to be provided, maximum credit limit given to an individual customer, maximum borrowing term and an annualized interest rate.

Those liabilities mature from January 2018 to June 2019 bearing weighted average interest rates of 8.3% and 7.7% as of December 31, 2016 and 2017, respectively. As of December 31, 2016 and 2017, Institutional Funding Partners funded an aggregate amount of RMB1,302.7 million and RMB1,157.7 in outstanding financing receivables originated by the Group, respectively. As of December 31, 2016, financing receivables amounting to RMB16.4 million were pledged as collaterals pursuant to certain credit facility arrangements with lending financial institutions, while no financing receivables were pledged as collaterals as of December 31, 2017.

Asset-backed securitized debts

In December 2015, the Group, through its VIE, Shenzhen Fenqile, created an asset-backed securitization plan (“ABS Plan”) which was issued and listed on the Shanghai Stock Exchange in January 2016. Of the total commitment, an Institutional Funding Partner purchased RMB183.0 million senior tranche securities bearing interest at 5.05%, representing 91.5% of total securities issued by the ABS Plan. The Group purchased all subordinated tranche securities amounting to RMB17.0 million, representing 8.5% of the total securities issued. Interest only payments began in January 2016 and are payable quarterly through January 2017. Beginning January 2017, monthly payments will consist of both principal and interest with a final maturity of January 2018.

Shenzhen Fenqile has power to direct the activities that most significantly impact economic performance of the ABS Plan by providing the loan servicing and default loan collection services. Accordingly, Shenzhen Fenqile is considered the primary beneficiary of the ABS plan and has consolidated the ABS plan’s assets, liabilities, results of operations, and cash flows in the Group’s consolidated financial statements.

As of December 31, 2016, RMB199.8 million short-term financing receivables and RMB0.2 million long-term financing receivables were pledged as collateral under the ABS Plan. As of December 31, 2017, no financing receivables were pledged as collateral under the ABS Plan. The assets of the ABS Plan are not available to creditors of the Company. In addition, the investors of the ABS plan have no recourse against the assets of the Company.

Maturities of Funding Debts

The following table summarizes the remaining contractual maturity dates of the Group’s Funding Debts and associated interest payments.

	1 - 12 months	13 - 24 months	25 - 36 months	37 - 48 months	49 - 60 months	Total
	(RMB in thousands)
Liabilities to Individual Investors—Juzi Licai	9,627,850	157,321	—	—	—	9,785,171
Liabilities to Institutional Funding Partners	897,284	9,308	—	—	—	906,592

Total Funding Debts	10,525,134	166,629	—	—	—	10,691,763

Interest payments(i)	329,332	10,053	—	—	—	339,385

Total interest payments	329,332	10,053	—	—	—	339,385

(i)	Interest payments for Funding Debts with variable interest rates are calculated using the interest rate as of December 31, 2017.